Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Significant accounting policies [Abstract]
Business combinations
(a)

Business combinations
Business combinations are accounted

for using the

acquisition method. Goodwill is

measured as the

excess of the

fair value
of the consideration transferred over the

net recognized amount of the identifiable

assets acquired and liabilities assumed,
all measured at the acquisition date.
The consideration transferred is measured as the net of the fair values of assets transferred,

liabilities assumed, and equity
instruments

issued

by

the

Company

at

the

acquisition

date,

including

any

asset

or

liability

resulting

from

a

contingent
consideration arrangement, in exchange of the acquiree.
The obligation to pay the contingent consideration

is classified as a liability and measured as a financial

instrument or as a
provision. Changes in fair values that qualify as measurement period adjustments of preliminary purchase price allocations are adjusted in the current period and such changes are

applied on a retroactive basis.
Acquisition costs

that the

Company incurs

in connection

with a

business

combination

are recognized

in profit

or loss

as
incurred, except for costs associated with the issuance

of debt or equity securities.

Revenue recognition
(b)

Revenue recognition
Revenue from

contracts

is recognized

for each

performance obligation

either over

a period

of time

or at

a point

in time,
depending on which method reflects the transfer of control of the goods and services underlying the particular performance obligation.
i)

Long-term contracts
Long-term contracts

involve made-to-order

customized equipment

and machines

and are

generally priced

on a

fixed fee
basis.

Under

these

contracts,

the

equipment

or

machines

are

made

to

a

customer’s

specifications

and

if

a

contract

is
terminated by the customer, the Company

is entitled to the greater of the amounts invoiced at the termination date and the
reimbursement of the costs

incurred to date of

termination, including a reasonable margin.

Agreements that contain multiple
deliverables require the Company to determine whether they contain separately identifiable performance obligations and to allocate the consideration received to each performance

obligation.
Revenue

relating

to

long-term

contracts

is

recognized

over

time

based

on

the

measure

of

progress

determined

by

the
Company’s efforts or inputs

towards satisfying the performance obligation

relative to the total expected inputs.

The degree
of completion

is assessed

based on

the

proportion

of

total costs

and/or

hours

incurred

to date,

compared

to

total costs
and/or hours anticipated

to provide the

service under the

entire contract,

excluding the effects

of inputs that

do not depict
performance,

e.g.

uninstalled

materials.

For

long-term

contracts

with

uninstalled

materials,

the

Company

adjusts

the
transaction price and

recognizes revenue on

uninstalled materials to the

extent of those

costs incurred, i.e.

at a zero percent
profit margin, when certain conditions are met.
Estimates are required

to determine anticipated

costs and/or hours

on long-term contracts. A

provision is made

for the entire
amount of expected loss, if any,

in the period in which they are first determinable.
Contract modifications are changes in scope and/or price that are approved by the parties to the contract. Approval may be
written,

oral

or

implied

by

customary

business

practices,

and

are

legally

enforceable.

The

Company

accounts

for
modifications as a separate

contract if the modifications

add distinct goods or

services that are priced

commensurate with
stand-alone

selling

prices

or

if

the

remaining

goods

or

services

are

distinct

from

those

already

transferred,

otherwise
modifications are accounted for as part of the original contract.
Costs and

profits in

excess of

billings on

uncompleted contracts

and trade

receivables are

both rights

to consideration

in
exchange for

goods or

services that

the Company

has transferred

to a

customer,

however the

classification

depends on
whether such right is only

conditional on the passage of time

(trade receivables) or if it is

also conditional on something else
(costs and profits

in excess of

billings on uncompleted contracts),

such as the

satisfaction of further performance

obligations
under the contract. Billings in excess of costs and

profits on uncompleted contracts is the cumulative

amount received and
contractually receivable by the Company that exceeds the right to consideration resulting from the Company’s performance
under a given contract.
The costs

to obtain

long-term contracts

such as

sale commissions

are recognized

as Contract

assets and

recognized as
selling expenses over time based on degree of completion

of the related contract.
ii)

Sales of goods
Revenue related to sales of goods, which may

include powders and spare parts are measured

based on the consideration
specified in contracts

with customers. The

Company recognizes

revenue at a

point in time

when it transfers

control of the
goods to

the buyer.

This is

generally at

the time

the customer

obtains legal

title to

the product

and when

it is

physically
transferred to the custody transfer point agreed with the customer.
iii)

Sale of intellectual property
Sale of

intellectual property is

recognized at the

date the recipient

obtains control of

the asset. Variable consideration related
to the sale of intellectual property is recognized to the extent that it is highly probable that a reversal will not occur when the
uncertainty associated with the variable consideration

is subsequently resolved.

Foreign currency translation
(c)

Foreign currency translation
i)

Foreign currency transactions
Revenue and expense transactions in foreign

currencies are translated into the functional

currency of the respective entity
using the

average exchange

rates prevailing

at the

time of

the transaction.

Foreign currency

balances are

translated into
the functional

currency of

the respect

ive entity

at year

end exchange

rates for

monetary items

and at

historical

rates for
non-monetary items. Translation gains

or losses are included in the determination of net loss.
ii)

Foreign operations
The assets and

liabilities of foreign

operations are translated

into Canadian dollars

using exchange rates

prevailing at the
end

of

the

reporting

period.

Revenue

and

expense

items

are

translated

at

the

average

exchange

rates

for

the

period.
Exchange

differences

arising

from

the

translation

process

of

foreign

operations

are

recognized

as

foreign

currency
translation adjustments in other comprehensive income and

accumulated in equity.

Cash and cash equivalents
(d)

Cash and cash equivalents
Cash and

cash equivalents

are financial

instruments readily

convertible to

a known

amount of

cash and

not subject

to a
significant risk of

changes in fair

value. Cash equivalents

include instruments with

a maturity of

three months or

less from
the date of

acquisition and

instruments with

an original

term longer than

three months if

there is

no significant

penalty for
withdrawal within a three-month period from the date

of acquisition.

Inventory
(e)

Inventory
Inventory is composed of spare

parts for resale. Inventory

is valued at the

lower of cost and net

realizable value. The

cost
of

inventory

is

based

on

the

first-in,

first-out

principle

and

comprises

all

costs

of

purchases.

Net

realizable

value

is

the
estimated selling price in the ordinary course of business,

less estimated costs of completion and selling costs.

Deferred income taxes
(f)

Income taxes
i)

Current tax
Current tax assets and liabilities for the current and prior years are measured at the amount expected to be recovered from or paid

to the

taxation authorities.

The tax

rates and

tax laws

used to

compute the

amount are

those that

are enacted

or
substantively enacted by the date of the consolidated statements of financial position.
iii)

Deferred tax
Deferred tax is provided using the liability method, providing for temporary differences between the tax bases of assets and
liabilities and their carrying

amounts in the consolidated

financial statements. The

temporary difference

is not provided for
if it arises from the initial recognition

of goodwill or the initial recognition

of an asset or liability in

a transaction other than

a
business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. The amount of
deferred tax

provided is

based on

the expected

manner of

realization or

settlement of

the carrying

amount of

assets and
liabilities, using tax

rates enacted or

substantively enacted at

the financial position

reporting date and

whose implementation
is expected over the period in which the deferred tax is

realized or recovered. A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will

be available against which the asset can be used.
Deferred tax assets

and liabilities are

presented as non-current. Assets

and liabilities are

offset where the

entity has a

legally
enforceable right

to offset current

tax assets and

liabilities or

deferred tax assets

and liabilities,

and the respective

assets
and liabilities

relate to

income taxes

levied by

the same

taxation authority

on the

same taxable

entity or

different

taxable
entities which intend to settle the liabilities and assets on a net basis.

Earnings (loss) per share
(g)

Earnings (loss) per share
The Company

presents basic

earnings (loss)

per share data

for its common

shares. Basic

loss per share

is computed

by
dividing net earnings

(loss) by the

weighted average

number of common

shares outstanding

during the year.

Diluted loss
per share is

computed similarly to

basic earnings per

share, except that

the weighted average

number of shares

outstanding
is increased

to include

shares from

the assumed

exercise of

stock options

and share

purchase warrants,

if dilutive.

The
number of additional shares

is calculated by assuming

that outstanding share options and

warrants were exercised and that
the

proceeds

from

such

exercises

were

used

to

acquire

common

shares

at

the

average

market

price

during

the year.
Potential shares from

all outstanding stock

options and share

purchase warrants are excluded

from the calculation of

diluted
loss per share as their inclusion is considered anti-dilutive in years when a loss is incurred.

Property and equipment
(h)

Property and equipment
Property

and

equipment

are

measured

at

cost

less

accumulated

depreciation

and

accumulated

impairment

losses

if
applicable. Cost includes expenditures that

are directly attributable to the

acquisition of the asset

and bringing the asset into
operation. Borrowing

costs capitalized

to asset

under development

represents the

interest expense

calculated under

the
effective interest

method and

does not include

any fair value

adjustments of

investments designated

at fair

value through
profit and loss. Government assistance

and investment tax credits related to

the purchase or development of

property and
equipment

are recorded

in reduction

of the

cost.

When major

parts

of an

item of

property

and

equipment

have different
useful lives, they are accounted for separately. Property and equipment are depreciated from the acquisition date over their
respective useful life.

Depreciation of

an asset under

construction begins

when it is

available for

use, i.e. when

it is in

the
location and condition necessary for it to be capable of

operating in the manner intended by the Company.
Depreciation is calculated using the following methods

and rates:
Impairment losses recognized in prior

periods are assessed at each reporting

date as to whether there are

any indications
that the previously recognized losses may no longer exist or may be decreased. An impairment loss is reversed only to the extent

that

the

asset’s

carrying

amount

does

not

exceed

the

carrying

amount

that

would

have

been

determined,

net

of
depreciation, had no impairment loss been recognized for the asset in prior years.
Property and equipment are assessed for impairment

whenever there is an indication of impairment.
Depreciation methods, useful lives and residual

values are reviewed at each financial

year end and adjusted prospectively
if appropriate.
Computer equipment Straight line over 3 years
Machinery and equipment Straight line over 10 years
Automobiles Straight line over 7 years
Leasehold improvements Lesser of the lease term or the useful life ( 20 years )

Leases
(i)

Leases
Under IFRS 16 Leases, at

inception, the Company assesses

whether a contract is, or contains,

a lease based on whether
the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.
The Company recognizes a right-of-use asset and

a lease liability at the

commencement date of the lease, i.e., the date

the
underlying asset is available for use.
Right-of-use assets
Right-of-use

assets

are measured

at cost,

less

any

accumulated

depreciation

and

accumulated

impairment

losses,

and
adjusted for any remeasurement of lease liabilities. Cost

of right-of-use assets is comprised of:
-

the initial measurement amount of the lease liabilities recognized

;
-

any lease payments made at or before the commencement

date, less any lease incentives received;
-

any initial direct costs incurred; and
-

an estimate of costs to dismantle and remove the underlying

asset, restore the site on which it is located or

restore the underlying asset to the condition required by

the terms and conditions of the lease contract.
Right-of-use assets are

depreciated over the

shorter period of

the lease term

and the useful

life of the underlying

asset. If
a lease transfers ownership

of the underlying asset

or the cost of the

right-of-use asset reflects

that the Company expects
to exercise a purchase option,

the related right-of-use asset is

depreciated over the useful life

of the underlying asset based
on

periods

detailed

above.

The

depreciation

starts

at

the

commencement

date

of

the

lease.

Right-of-use

assets

are
assessed for impairment whenever there is an indication that the right-of-use assets may be impaired.
Lease liabilities
Lease liabilities are

initially measured at

the present value

of the lease

payments that

are not paid

at the commencement
date over the lease term. The present value of the lease payments is determined using the lessee’s incremental borrowing
rate at

the commencement date

if the

interest rate implicit

in the

lease is

not readily determinable.

The incremental borrowing
rate is

a function

of the

lessee’s incremental

borrowing rate,

the nature

of the

underlying asset,

the location

of the

asset,
the

length

of

the

lease

and

the

currency

of

the

lease

contract.

Generally,

the

Company

uses

the

lessee’s

incremental
borrowing rate

for the

present value.

At the commencement

date, lease

payments generally

include fixed

payments, less
any

lease

incentives

receivable,

variable

lease

payments

that

depend

on

an

index

(e.g.,

based

on

inflation

index)

or

a
specified rate, and payments of

penalties for terminating the lease,

if the lease term

reflects the lessee exercising the

option
to terminate the lease. Lease payments also include amounts expected to be paid under residual value guarantees and the
exercise price of a purchase option if the Company is reasonably certain to exercise that option.
Variable

lease payments that

do not depend on

an index or a

specified rate are not

included in the measurement

of lease
liabilities but

instead are

recognized

as expenses

in the

period in

which the

event or

condition that

triggers the

payment
occurs.
After the

commencement date,

the carrying

amount of

lease liabilities

is increased

to reflect

the accretion

of interest

and
reduced to reflect lease payments made.

In addition, the carrying amount of

lease liabilities is remeasured when

there is a
change in future

lease payments arising

from a change

in an index

or specified rate,

if there is a

modification to the

lease
terms and conditions, a change in the estimate of

the amount expected to be payable under residual

value guarantee, or if
the

Company

changes

its

assessment

of

whether

it

will

exercise

a

termination,

extension

or

purchase

option.

The
remeasurement amount of

the lease liabilities

is recognized as an

adjustment to the right-of-use

asset, or in the

profit and
loss statement when the carrying amount of the right-

of-use asset is reduced to zero.
Classification and presentation of lease-related expenses
Depreciation charge for right-of-use assets, expenses

related to variable lease payments not included in the measurement of lease

liabilities and

loss (gain)

related to

lease modifications

are allocated

in the

Company’s

profit and

loss statement
based on their function within the Company,

while interest expense on lease liabilities is presented within finance costs.
Cash flow classification
Lease payments related

to the principal

portion of the

lease liabilities are

classified as

cash flows from

financing activities
while lease

payments related

to the

interest portion

of the

lease liabilities

are classified

as interest

paid within

cash flows
from

financing

activities.

Lease

incentives

received

are

classified

as

cash

flows

from

investing

activities.

Variable

lease
payments not included in the measurement of lease

liabilities are classified as cash flows from operating activities.

Government assistance and investment tax credits
(j)

Government assistance and investment tax credits
Investment

tax

credits

are

comprised

of

scientific

research

and

experimental

development

tax

credits.

Government
assistance and investment

tax credits are

recognized when there

is reasonable assurance

of their recovery

and recorded
as a reduction of the related expense or cost

of the asset acquired, as applicable. Investment

tax credits are subject to the
customary

approvals

by

the

pertinent

tax

authorities.

Adjustments

required,

if

any,

are

reflected

in

the year

when

such
assessments are received.

Intangible assets and Goodwill
(k)

Intangible assets and Goodwill
Intangible

assets

acquired

separately

are

measured

at

cost

on

initial

recognition.

Following

initial

recognition,

intangible
assets are carried at cost less any accumulated amortization and any accumulated impairment losses.
Identifiable intangible assets

acquired in a

business combination

are recognized separately

from goodwill if

they meet the
definition of an intangible

asset and if their fair

value can be measured

reliably.

The cost of these

intangible assets equals
their acquisition-date fair value.
Subsequent to initial recognition, identifiable intangible assets acquired in a business combination are recorded at cost less
accumulated

amortization

and

impairment

losses,

if

they

are

amortizable,

otherwise

only

at

cost

net

of

accumulated
impairment losses. The useful lives of intangible assets

are assessed as either finite or indefinite.
Intangible assets with finite

lives are amortized over

the useful life of

the asset and assessed for

impairment whenever there
is

an

indication

of

impairment.

Amortization

expense

on

the

intangible

assets

with

finite

lives

is

recognized

in

the
consolidated statements of comprehensive loss.
Research

costs

are

charged

to

comprehensive

loss

in

the year

they

are

incurred,

net

of

related

investment

tax

credits.
Development costs

are charged

to comprehensive

loss in

the year they

are incurred

net of

related investment

tax credits
unless they meet specific criteria related to technical, market and financial feasibility in order to be recognized as intangible assets which include:
-

the technical feasibility of completing the intangible asset so that it will be available for use or sale;
-

the Company has the intention to complete and the ability to use or sell the asset;
-

the asset will generate future economic benefits;
-

the Company has the resources to complete the asset; and
-

ability to measure reliably the expenditure during development.
Costs

to

establish

patents

for

internally

developed

technology

are

considered

development

costs

and

are

charged

to
comprehensive loss in the year they are

incurred unless they meet specific criteria related to

technical, market and financial
feasibility. Patent costs

include legal and other advisor fees to obtain patents,

and patent application fees.
Amortization

of

the

development

costs

is calculated

on

a straight

-line

basis

over

the

remaining

useful

life

of

the

related
patent

and

begins

when

development

is

complete.

During

the

period

of

development,

the

asset

is

tested

annually

for
impairment. Residual values and useful lives are reviewed

at each reporting date.
Amortization is calculated on a straight-line basis:
Goodwill represents the future

economic benefits arising from

a business combination that are

not individually identified and
separately

recognized.

Goodwill

is carried

at cost

less

accumulated

impairment

losses.

Goodwill

is not

amortized

but

is
tested for impairment

annually or if

there is an indication

of impairment. Impairment

losses recognized for

goodwill cannot
be reversed.
(l)

Impairment testing of goodwill, other intangible assets,

property and equipment and right-of-use assets
The carrying

amounts of

the Company’s

non-financial

assets are

assessed at

each reporting

date to

determine

whether
there is an indication of impairment. If any such indication exists, then the asset’s recoverable amount

is estimated.
For impairment assessment purposes, assets are

grouped at the lowest levels

for which there are largely independent

cash
inflows (cash

-generating

units).

As

a result,

some

assets

are tested

individually

for impairment

,

and some

are tested

at
cash-generating unit level. Goodwill is allocated to those

cash-generating units that are expected to benefit from

synergies
of

a

related

business

combination

and

represents

the

lowest

level

within

the

Company

at

which

management

monitors
goodwill.
Cash-generating units to which goodwill

has been allocated are tested for

impairment at least annually.

All other individual
assets

or

cash-generating

units

are

tested

for

impairment

whenever

events

or

changes

in

circumstances

indicate

the
carrying amount may not be recoverable.
The recoverable amount

of an asset

or cash-generating unit

(CGU) is the

greater of its

value in use and

its fair value

less
costs to sell.

In assessing

value in use,

the estimated

future cash flows

are discounted to

their present value

using a pre-
tax discount

rate that

reflects current

market assessments

of the

time value

of money

and the

risks specific

to the

asset.
For the purposes of testing non-financial assets for

impairment, management has identified
one

CGU.
An impairment loss is

recognized if the carrying amount of

an asset or its

CGU exceeds its recoverable amount. Impairment
losses are

recognized in

the consolidated

statements

of comprehensive

loss. Impairment

losses recognized

in respect

of
the CGU are allocated first to reduce the carrying amount of goodwill allocated to the units, and then to reduce the carrying amounts on a pro-rata basis of the other assets in the

unit.
Useful life
Production backlog 30 months
Patents and development costs 1

to
21 years

Provisions and contingent liabilities
(m)

Provisions and contingent liabilities
Provisions for legal

disputes, onerous contracts

or other claims

are recognized when

the Company has

a present legal

or
constructive obligation as a result of a past event, it is probable that an outflow of economic resources will be required from the Company and amounts can be estimated reliably.

The timing or amount of the outflow may still be uncertain.
Provisions are measured at the estimated

expenditure required to settle the

present obligation, based on the

most reliable
evidence available at the reporting date, including the risks and uncertainties associated with the present obligation. Where
there

are

a

number

of

similar

obligations,

the

likelihood

that

an

outflow

will

be

required

in

settlement

is

determined

by
considering the class

of obligations as a

whole. Provisions are discounted

to their present values,

where the time value

of
money is material.
No

liability

is

recognized

if

an

outflow

of

economic

resources

as

a

result

of

present

obligations

is

not

probable.

Such
situations are disclosed as contingent liabilities unless

the outflow of resources is remote.

Employee benefits
(n)

Employee benefits
Share-based payments
The Company applies a fair

value-based method of accounting to

all share-based payments. Employee

and director stock
options are measured

at their fair

value of each

tranche on the

grant date and

recognized in its

respective vesting period.
Non-employee stock options

are measured when

the services are

rendered by the

consultant at the

fair value of

the services
received if the

fair value can

be measured reliably.

In the case

the fair value

of the services

cannot be measured

reliably,
the services are measured

indirectly using the fair

value of the equity

instruments granted at

grant date. The

cost of stock
options is presented

as share-based

payment expense.

On the

exercise of stock

options, share

capital is

credited for

the
consideration received

and for

the fair

value amounts

previously credited

to contributed

surplus. The

Company uses

the
Black-Scholes option-pricing model to estimate the fair value of share-based payments.
Deferred profit-sharing plan
The Company

established a

yearly Deferred

Profit-Sharing

Plan (“DPSP”)

for all

eligible employees

who have

materially
and

significantly

contributed

to

the

prosperity

and

profits

of

the

Company.

The

significance

of

any

contribution

of

any
employee to the prosperity and profits of the Company for purposes of eligibility in the DPSP is determined by the Board of
Directors of the Company

upon such relevant information

as the Board, in its

sole discretion, may find

relevant. All related
persons to the Company are excluded from participating in

the DPSP.
For all eligible

employees, the Company is

required to contribute to

the DPSP out

of the profits

of the Company. The amount
of the Company’s contribution will be such amount which, in the opinion of its Board of Directors, is warranted by the profits
and overall financial

position of the

Company.

During the year,

the Company contributed

$
Nil

to the DPSP

($
Nil

in 2021).
Obligations for contributions

to the DPSP

are recognized as

an employee benefit

expense in the

consolidated statements
of comprehensive loss in the periods during which services

are rendered by employees.
Short-term employee benefits
Short-term employee benefit obligations

are measured on an undiscounted

basis and are expensed as

the related service
is provided.
A liability is

recognized for the amount

expected to be

paid under the

short-term incentive plan if

the Company has a

present
legal or constructive obligation

to pay this amount as

a result of past service

provided by the employee,

and the obligation
can be estimated reliably.

Equity Instruments
(o)

Equity instruments

Issuance of equity instruments
Incremental

costs

directly

attributable

to

the

issue

of

equity-classified

shares

are

recognized

as

a

deduction

from

the
common

shares

and

warrants,

net

of

any

tax

effects.

Upon

issuance

of

units,

the

Company

uses

the

residual

value

to
allocate the net proceeds between common shares and

warrants.
Extinguishing financial liabilities with equity instruments
When

equity

instruments

issued

to

a

creditor

to

extinguish

all

or

part

of

a

financial

liability

are

recognized

initially,

the
Company

measures

them

at

the

fair

value

of

the

equity

instruments

issued,

unless

that

fair

value

cannot

be

reliably
measured. If the fair

value of the equity

instruments issued cannot

be reliably measured,

then the equity instruments

shall
be measured to reflect the fair value of the financial liability extinguished.
Contributed surplus
Contributed

surplus

includes

amounts

related

to

equity-settled

share-based

payments

until

such

equity

instruments

are
exercised or settled, in which case the amounts are transferred to common shares or reversed upon forfeiture if not vested.
It also includes the unexercised conversion option at the

maturity of the convertible debentures.

Financial Instruments
(p)

Financial Instruments
Recognition:
The Company

recognizes a

financial asset

or a

financial liability

when it

becomes a

party to

the contractual

provisions of
the instrument.
Purchases

or

sales

of

financial

assets

that

require

delivery

of

assets

within

the

time

frame

generally

established

by
regulation or

convention in

the marketplace

(regular way

trades) are

recognized on

the trade

date, i.e.,

the date

that the
Company commits to purchase or sell the asset.
Classification
Financial

assets

are

classified

at

amortized

cost,

fair

value

through

profit

or

loss

(“FVTPL”)

or

fair

value

through

other
comprehensive

income

(“FVOCI”)

based

on

the

Company’s

business

model

for

managing

the

financial

assets

and

the
contractual cash flow characteristics of these assets.

Assessment and decision on the business model

approach used is an
accounting judgment.
A financial

asset

is measured

at amortized

cost

if it

is held

within

a business

model

whose

objective

is to

hold financial
assets in order to collect contractual cash flows and its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding. The Company includes in this category cash
and cash equivalents, trade accounts receivable, other receivables,

royalties receivable and deposits.
A financial asset is measured at fair value through profit or loss (“FVTPL”) if:
(a)

Its contractual terms do not give rise to

cash flows on specified dates that are

solely payments of principal and interest
(SPPI) on the principal amount outstanding; or
(b)

It

is

not

held

within

a

business

model

whose

objective

is

either

to

collect

contractual

cash

flows,

or

to

both

collect
contractual cash flows and sell; or
(c)

At

initial

recognition,

it

is

irrevocably

designated

as

measured

at

FVTPL

when

doing

so

eliminates

or

significantly
reduces a measurement or

recognition inconsistency that would

otherwise arise from

measuring assets or

liabilities or
recognizing the gains and losses on them on different

bases.
The Company includes in this category strategic investments

in equity instruments.
All financial liabilities,

other than

those measured

at fair

value through

profit or

loss, are

included in the

financial liabilities
measured at

amortized cost.

The Company

includes in

this category

bank indebtedness,

accounts payable

and accrued
liabilities and term loans. The balance due on business

combination is measured at FVTPL.
Initial measurement
Financial assets and

liabilities (other than

financial assets at

FVTPL) are measured

initially at

their fair value

plus any directly
attributable incremental costs of acquisition or issue.
Financial assets

and financial

liabilities at

FVTPL are

recorded in

the consolidated

statements

of financial

position at

fair
value. All transaction costs for such instruments are recognized directly in profit or loss.
Subsequent measurement
Financial assets (other than financial assets at FVTPL) are measured at amortized cost using the effective interest method
less

any

allowance

for

impairment.

Gains

and

losses

are

recognized

in

profit

or

loss

when

the

debt

instruments

are
derecognized or impaired, as well as through the amortization process.
Financial liabilities are

measured at amortized

cost using the

effective interest

method except for

derivatives and financial
liabilities designated at

FVTPL. Gains and

losses are recognized

in profit or

loss when the

liabilities are derecognized,

as
well as through

the amortization

process. Changes

in fair value

of financial liabilities

attributable to changes

in the entity’s
own credit risk are to be presented in other comprehensive

income unless they affect amounts recorded

in income.
Fair value measurement principles
Fair value is the price that would be received to sell

an asset or paid to transfer a liability in an orderly

transaction between
market participants at the measurement date.
Where financial assets and

financial liabilities measured

at fair value though

profit or loss have

a quoted price in

an active
market at the reporting date,

the fair value is based

on this price. A financial

instrument is regarded as

quoted in an active
market if

quoted prices

are readily

and regularly

available from

a stock

exchange and

those prices

represent actual

and
regularly occurring market transactions on an arm’s

length basis.
Securities traded on stock exchanges are stated at market

price based on the closing price on the

relevant valuation day.
Derecognition
A financial asset is derecognized

where the rights to receive

cash flows from the asset

have expired, or the Company

has
transferred its

rights to receive

cash flows

from the asset.

The Company derecognizes

a financial liability

when the obligation
under the liability is discharged, cancelled,

or expired.
Offsetting of financial instruments
Financial assets and financial

liabilities are offset,

and the net amount

reported in the

consolidated statements

of financial
position if, and only if, there is a currently enforceable

legal right to offset the recognized amounts

and there is an intention
to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
Impairment of financial instruments
The

Company

applies

the

“expected

credit

loss”

(“ECL”)

model

to

financial

assets

measured

at

amortized

cost.

The
Company’s financial

assets subject to

this impairment model

are cash and

cash equivalents,

trade and other

receivables,
costs and profits in excess of billings on uncompleted

contracts, royalties receivable and deposits.
The trade accounts receivable have no financing component

and have maturities of less than 12 months

at amortized cost
and,

as

such,

the

Company

applies

the

simplified

approach

for

expected

credit

losses

(ECLs)

to

all

its

trade

accounts
receivable. Therefore, the Company recognizes a loss

allowance based on lifetime ECLs at each reporting date.
The Company’s

approach to

ECLs reflects

a probability-weighted

outcome, the

time value

of money

and reasonable

and
supportable

information

that

is

available

without

undue

cost

or

effort

at

the

reporting

date

about

past

events,

current
conditions, and forecasts of future economic conditions.
The Company

uses

the

provision

matrix

as a

practical

expedient

to

measure

ECLs

on

trade

receivables

and

costs

and
profits in excess of billings on uncompleted contracts, based on days past due for groupings of receivables with similar loss
patterns. Contracts with particular

recovery history are analysed

separately from other accounts.

The loss rates are based
on historical observed loss rates over the expected life of the receivables and are adjusted for forward-looking estimates to reflect differences between economic conditions

during the period over which the historical data has been collected.
Impairment

losses

are

recognized

in

profit

or

loss

and

reflected

in

an

allowance

account

presented

in

reduction

of
receivables and cost in excess of billings on uncompleted

contracts.
Write-off
The

gross

carrying

amount

of

a

financial

asset

is

written

off

when

the

Company

has

no

reasonable

expectations

of
recovering a financial asset in its entirety or a portion thereof.
Failure to engage and communicate with

the Company on alternative payment arrangements and

failure to make payments
within 90

days, amongst

others, are

considered possible

indicators of

no reasonable

expectation of

recovery of

accounts
receivable.
Effective Interest Method
The

effective

interest

method

is

a

method

of

calculating

the

amortized

cost

of

a

financial

asset/financial

liability

and

of
allocating

interest

income/expense

over

the relevant

period. The

effective

interest

rate is

the

rate

that

exactly

discounts
estimated

future

cash

receipts/payments

(including

all

fees

and

points

paid

or

received

that

form

an

integral

part

of

the
effective

interest

rate,

transaction

costs

and

other

premiums

or

discounts)

through

the

expected

life

of

the

financial
instrument, or (when appropriate) a shorter period, to the net carrying amount on initial recognition.

Future changes and amendments to accounting standards and interpretations
(q)

Future Changes and Amendments to Accounting Standards

and Interpretations
i)

IAS 1
Presentation of Financial Statements - Accounting Policies
In

2021,

the

IASB

amended

IAS

1,

Presentation

of

Financial

Statements,

to

require

entities

to

disclose

their

material
accounting policy information rather than their significant accounting policies. Additional amendments to IAS 1 are made to explain how an entity can identify

a material accounting policy.

The amendments are effective

for annual reporting periods
beginning on or after January 1, 2023, with earlier application permitted.
ii)

IAS 1
Presentation of Financial Statements - Classification of Liabilities
The

IASB

released

Classification

of

Liabilities

as

Current

or

Non-current

(Amendments

to

IAS

1),

which

clarifies

the
guidance in IAS 1 Presentation

of Financial Statements on whether

a liability should be classified

as either current or non-
current

relating

to

the

right

to

defer

settlement

of

the

liability

for

at

least

twelve

months

after

the

reporting

date.

The
amendment is effective

for annual reporting

periods beginning on

or after January 1,

2023, with earlier

application permitted.
iii)

IAS 12

Income Taxes
The IASB released

Deferred Tax

Related to Assets

and Liabilities Arising

from a Single

Transaction (Amendments

to IAS
12). The amendment relates

to the recognition of deferred

tax when an entity

accounts for transactions, such

as leases or
decommissioning obligations, by recognizing both an asset and a liability. The objective of this amendment is to narrow the initial recognition exemption

in paragraphs 15

and 24 of

IAS 12, so

that it would

not apply to

transactions that give

rise to
both taxable and deductible temporary differences,

to the extent the amounts recognized for the temporary

differences are
the

same.

The

amendment

is

effective

for

annual

reporting

periods

beginning

on

or

after

January 1,

2023,

with

earlier
application permitted.
iv)

IAS 37
Provisions, Contingent Liabilities and Contingent Assets
The IASB

released Onerous

Contracts -

Cost of

Fulfilling a

Contract (Amendments

to IAS

37). The

amendments specify
which costs an

entity includes in

determining the cost

of fulfilling a

contract for the

purpose of assessing

whether the contract
is onerous.

Costs

to be

included

comprise

the costs

that

relate directly

to the

contract,

which

includes

both

incremental
costs of fulfilling the contract and an allocation

of other costs that relate directly to

fulfilling the contract. The amendment

is
effective for annual reporting periods beginning

on or after January 1, 2023, with earlier application permitted.
The Company has determined that the adoption of these standards or amendments will not have a significant impact on its consolidated financial statements as of the date of adoption.